Shareholders' Equity (Details) - Schedule of RSUs Outstanding - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022
Schedule of RSUs Outstanding [Abstract]
Number of RSUs, Outstanding at the beginning of the year	59,200	[1]
Weighted-Average Grant Date Fair Value, Outstanding at the beginning of the year	$ 16.2	[1]
Number of RSUs Granted during the year	39,100		592,000
Weighted-Average Grant Date Fair Value Granted during the year	$ 3.38		$ 1.62
Number of RSUsExercised during the year	(16,954)
Weighted-Average Grant Date Fair Value Exercised during the year	$ 18.1
Number of RSUsForfeited during the year	(8,400)
Weighted-Average Grant Date Fair Value Forfeited during the year	$ 4.8
Number of RSUs, Outstanding at the end of the year	72,945		59,200	[1]
Weighted-Average Grant Date Fair Value, Outstanding at the end of the year	$ 11.1		$ 16.2	[1]
Previously Reported [Member]
Schedule of RSUs Outstanding [Abstract]
Number of RSUs, Outstanding at the beginning of the year	592,000
Weighted-Average Grant Date Fair Value, Outstanding at the beginning of the year	$ 1.62
Number of RSUs, Outstanding at the end of the year			592,000
Weighted-Average Grant Date Fair Value, Outstanding at the end of the year			$ 1.62

[1]	Adjusted to reflect April 2023 reverse stock split, see note 3(f).